Junior Subordinated Deferrable Interest Debentures (Narrative) (Details) - USD ($)		12 Months Ended			60 Months Ended
	Mar. 27, 2008	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 26, 2008
Investments in and Advances to Affiliates, Balance, Principal Amount		$ 300,000
Guarantor Obligations, Maximum Exposure, Undiscounted		10,000,000
Junior Subordinated Debenture Owed to Unconsolidated Subsidiary Trust		$ 12,772,401	$ 12,738,549
Subordinated Borrowing, Interest Rate					6.40%
Effective Cost of the Debentures		3.57%	3.40%	3.40%
Interest Expense, Debt		$ 446,000	$ 355,000	$ 353,000
Maximum Amount of Core Capital		25.00%
Liability Assumed		$ 1,190,856
Trust Preferred Securities [Member]
Junior Subordinated Debenture Owed to Unconsolidated Subsidiary Trust		$ 10,300,000
Maturity Date		Mar. 26, 2033
Liability Assumed		$ 3,093,000
Guaranteed Trust Preferred Securities [Member]
Liability Assumed		$ 3,000,000
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	3.15%
Ohio State Bancshares, Inc. [Member]
Interest rate		3.27%
Effective Cost of the Debentures		6.61%
Ohio State Bancshares, Inc. [Member] | Trust Preferred Securities [Member]
Maturity Date		Apr. 23, 203
Other Debt, Carrying Value		$ 2,472,401	$ 2,438,549
Ohio State Bancshares, Inc. [Member] | Trust Preferred Securities Secured by an Investment [Member]
Liability Assumed		$ 93,000
Ohio State Bancshares, Inc. [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate		2.85%